Contract Liability and Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of revenue from contracts with customers [Abstract]
Contract liability balances
Our contract liability balance at December 31, which we expect to record in revenue over the next five years, is as follows:

	2019 $	2018 $
Balance, beginning of the year	6,730,287	6,182,580
Regional licensing agreement	—	547,707
Revenue recognized in the year	—	—
Balance, end of the year	6,730,287	6,730,287

Contract liability - current	—	927,400
Contract liability - non-current	6,730,287	5,802,887
	6,730,287	6,730,287